Commitments (Tables)	12 Months Ended
Dec. 31, 2017
Commitments [Abstract]
Summary of Authorized Investments
b.

On December 16, 2014, the SCT authorized in Mexico the Company’s MDP for the five-year period from 2015-2019. The table below shows the investments to be made during this period, as approved by the SCT:

Year	Amount committed
2015	Ps.	1,412,232
2016		1,842,569
2017		1,157,684
2018		759,337
2019		306,792
	Ps.	5,478,614